Great Lakes Disciplined Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 99.0%
Communication Services - 12.3%
Alphabet, Inc. - Class C *	537	$1,345,894
Facebook, Inc. - Class A *	3,293	1,145,009
T-Mobile U.S., Inc. *	1,856	268,804
ViacomCBS, Inc. - Class B	9,948	449,650
Walt Disney Co.	5,871	1,031,946
		4,241,303
Consumer Discretionary - 6.8%
Amazon.com, Inc. *	330	1,135,253
Domino's Pizza, Inc.	490	228,580
Expedia Group, Inc. *	4,253	696,259
Ulta Beauty, Inc. *	855	295,633
		2,355,725
Consumer Staples - 6.7%
Archer-Daniels-Midland Co.	7,094	429,896
Costco Wholesale Corp.	762	301,501
Kroger Co.	22,759	871,897
Molson Coors Beverage Co. - Class B *	2,425	130,198
Sysco Corp.	7,345	571,074
		2,304,566
Energy - 5.7%
Baker Hughes Co.	6,503	148,724
Chevron Corp.	9,260	969,892
ConocoPhillips	2,436	148,352
Exxon Mobil Corp.	10,987	693,060
		1,960,028
Financials - 12.7%
American International Group, Inc.	4,849	230,812
Bank of America Corp.	27,380	1,128,877
Bank of New York Mellon Corp.	3,266	167,317
Capital One Financial Corp.	3,374	521,924
Everest Re Group Ltd.	743	187,244
Goldman Sachs Group, Inc.	1,225	464,924
Hartford Financial Services Group, Inc.	2,627	162,795
JPMorgan Chase & Co.	2,975	462,732
PNC Financial Services Group, Inc.	1,169	222,999
Travelers Companies, Inc.	767	114,828
W.R. Berkley Corp.	4,424	329,278
Wells Fargo & Co.	7,972	361,052
		4,354,782
Health Care - 7.2%
BioMarin Pharmaceutical, Inc. *	4,110	342,939
Edwards Lifesciences Corp. *	1,960	202,997
Humana, Inc.	1,960	867,731
Incyte Corp. *	2,263	190,386
Intuitive Surgical, Inc. *	658	605,123
STERIS plc	518	106,864
Viatris, Inc.	10,908	155,875
		2,471,915
Industrials - 9.9%
American Airlines Group, Inc. *	8,813	186,924
Boeing Co. *	2,132	510,742
Caterpillar, Inc.	712	154,953
Cummins, Inc.	577	140,678
FedEx Corp.	547	163,186
Norfolk Southern Corp.	1,807	479,596
Northrop Grumman Corp.	825	299,830
Raytheon Technologies Corp.	1,478	126,088
Uber Technologies, Inc. *	6,617	331,644
Union Pacific Corp.	4,118	905,672
Waste Management, Inc.	874	122,456
		3,421,769
Information Technology # - 27.4%
Adobe, Inc. *	371	217,272
Apple, Inc.	10,763	1,474,100
CDW Corp.	4,226	738,071
Cognizant Technology Solutions Corp. - Class A	1,289	89,276
Dell Technologies, Inc. - Class C *	1,301	129,671
Hewlett Packard Enterprise Co.	18,229	265,779
International Business Machines Corp.	6,351	930,993
Micron Technology, Inc. *	8,054	684,429
Microsoft Corp.	10,220	2,768,598
Texas Instruments, Inc.	2,102	404,214
Visa, Inc. - Class A	4,178	976,900
VMware, Inc. - Class A *	1,943	310,822
Western Digital Corp. *	2,241	159,492
Zoom Video Communications, Inc. - Class A *	658	254,666
		9,404,283
Materials - 2.5%
Southern Copper Corp.	11,342	729,517
Westrock Co.	2,203	117,244
		846,761
Real Estate - 4.5%
Crown Castle International Corp. - REIT	2,172	423,757
Equinix, Inc. - REIT	661	530,519
Prologis, Inc. - REIT	4,930	589,283
		1,543,559
Utilities - 3.3%
FirstEnergy Corp.	13,259	493,367
NRG Energy, Inc.	3,720	149,916
PPL Corp.	17,405	486,818
		1,130,101
Total Common Stocks
(Cost $26,863,530)		34,034,792

MONEY MARKET FUND - 0.4%
First American Government Obligations Fund - Class Z, 0.02% ^
Total Money Market Fund
(Cost $122,522)	122,522	122,522

Total Investments - 99.4%
(Cost $26,986,052)		34,157,314
Other Assets and Liabilities, Net - 0.6%		214,070
Total Net Assets - 100.0%		$34,371,384

*	Non-income producing security
#
As of June 30, 2021, the Fund had a significant portion of its assets invested in the information technology sector. The information technology sector may be more sensitive to short product cycles, competition and more aggressive pricing than the overall market.

^	The rate shown is the annualized seven-day effective yield as of June 30, 2021.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2021, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,034,792	$-	$-	$34,034,792
Money Market Fund	122,522	-	-	122,522
Total Investments	$34,157,314	$-	$-	$34,157,314

Refer to the Schedule of Investments for further information on the classification of investments.